Acquisitions and Disposals (Details) $ / shares in Units, ¥ in Thousands									1 Months Ended		12 Months Ended
	Nov. 30, 2024 $ / shares shares	Nov. 27, 2024 shares	Dec. 27, 2023 shares	Nov. 30, 2023 CNY (¥) shares	Mar. 01, 2023 CNY (¥) shares	Feb. 08, 2023	Jan. 03, 2023 CNY (¥) shares	Aug. 31, 2022 CNY (¥)	Nov. 30, 2024 USD ($) $ / shares	Nov. 30, 2023	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Feb. 06, 2023
Acquisitions and Disposals [Line Items]
Gain (Loss) on Disposition of Business											¥ 891,052
Disposals of subsidiaries total consideration											1,000,000
Number of shares issued (in Shares) | shares			568,226,628
Assets acquired and liabilities assumed													¥ 128
Repurchased share (in Shares) | shares				9,107,140
Others, net											(24,434)	$ (3,346,000)	(766)	¥ (3,823)
Zhejiang Fanhua Tongchuang Insurance Agency Co., Ltd [Member]
Acquisitions and Disposals [Line Items]
Cash consideration											1,866
Consideration settled (in Dollars) | $												$ 1,766
Recognized gain											¥ 1,976
BGM [Member]
Acquisitions and Disposals [Line Items]
Investment valued (in Dollars) | $									$ 140,000
Shares transferred (in Shares) | shares	69,995,661	69,995,661
Business Acquisition, Share Price (in Dollars per share) | $ / shares	$ 2								$ 2
Equity interest percentage		72.00%
Voting power		3.40%
BGM Group Limited [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage											72.00%
Voting power											3.40%
Zhongrong Smart Finance Information Technology Co Ltd (“Zhongrong”) [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage							57.73%
Stock consideration							¥ 153,732
Contingent asset							¥ 7,162
Wuhan Taiping Online Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage						51.00%
Stock consideration					¥ 23,541
Contingent asset					1,554
Lock-up period						3 years	3 years
Purchase price											¥ 21,987
Assets acquired and liabilities assumed											10,420
Repurchased share (in Shares) | shares				9,107,140
Others, net													¥ 139
Jilin Zhongji Shi’An Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage															51.00%
Stock consideration					35,311
Net contingent liability					¥ 74
Business Acquisition [Member]
Acquisitions and Disposals [Line Items]
Assets acquired and liabilities assumed											¥ 33,361
Other Acquisitions [Member]
Acquisitions and Disposals [Line Items]
Cash consideration				¥ 2,650
Equity interest percentage				100.00%						100.00%			100.00%
Percentage of fair value of gross assets										90.00%
Agency Intermediate Company [Member]
Acquisitions and Disposals [Line Items]
Cash consideration								¥ 31,390
Equity interest percentage								100.00%
Common Stock [Member] | Zhongrong Smart Finance Information Technology Co Ltd (“Zhongrong”) [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares							61,853,580
Common Stock [Member] | Wuhan Taiping Online Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares					9,107,140
Common Stock [Member] | Jilin Zhongji Shi’An Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares					13,660,720